Liability under insurance contracts and reinsurance contracts - Summary of reinsurance contracts that did not apply the premium allocation approach recognized for the first time (Details) - Insurance contracts other than those to which premium allocation approach has been applied [member] - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	₩ 27,640	₩ 15,691
Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	1,480	170
Reinsurance contracts held | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	1,480	170
Reinsurance contracts held | Except For Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	490	42
Reinsurance contracts held | Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	990	128
Other than insurance acquisition cash flow amount [member] | Reinsurance contracts held | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(224,169)	(77,792)
Other than insurance acquisition cash flow amount [member] | Reinsurance contracts held | Except For Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(160,095)	(71,470)
Other than insurance acquisition cash flow amount [member] | Reinsurance contracts held | Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	(64,074)	(6,322)
Insurance acquisition cash flow amount [member] | Reinsurance contracts held | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	0	0
Insurance acquisition cash flow amount [member] | Reinsurance contracts held | Except For Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	0	0
Insurance acquisition cash flow amount [member] | Reinsurance contracts held | Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	0	0
Present value estimate of future cash inflows [member] | Reinsurance contracts held | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	178,048	67,784
Present value estimate of future cash inflows [member] | Reinsurance contracts held | Except For Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	109,889	61,101
Present value estimate of future cash inflows [member] | Reinsurance contracts held | Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	68,159	6,683
Risk adjustment for non-financial risks [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	157,279	105,353
Risk adjustment for non-financial risks [member] | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	4,672	1,254
Risk adjustment for non-financial risks [member] | Reinsurance contracts held | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	4,672	1,254
Risk adjustment for non-financial risks [member] | Reinsurance contracts held | Except For Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	3,098	1,104
Risk adjustment for non-financial risks [member] | Reinsurance contracts held | Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	1,574	150
Contractual service margin [member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	1,266,258	901,945
Contractual service margin [member] | Reinsurance contracts held
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	42,929	8,924
Contractual service margin [member] | Reinsurance contracts held | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	42,929	8,924
Contractual service margin [member] | Reinsurance contracts held | Except For Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	47,598	9,307
Contractual service margin [member] | Reinsurance contracts held | Net Profit Contract Set [Member] | Premium Allocation Approach [Member]
Disclosure of effect of insurance contracts initially recognised [line items]
Increase (decrease) through effects of contracts initially recognised in period, insurance contracts liability (asset)	₩ (4,669)	₩ (383)